Earnings per share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Earnings per share
16	Earnings per share
Accounting policy

a)	Basic earnings per share
Basic earnings per share is calculated by dividing:
i. the profit attributable to owners of the company, excluding any costs of servicing equity other than ordinary shares; and
ii.by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements (share-based payment) in ordinary shares issued during the year and excluding treasury shares (Note 15).

b)	Diluted earnings per share
Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account:
i. the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares; and
ii. the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.
The Company’s subsidiaries have two categories of potential dilutive effects: share options and put options. For the share options, a calculation is done to determine the effect of the dilution in the profit attributable to shareholders of the parent due the exercise of the share options at subsidiaries. For the put option, is assumed to have been converted into ordinary shares, and the profit attributable to shareholders of the parent is adjusted.
The following table sets forth the calculation of earnings per share (in thousands of Brazilian reais
, except per share amounts):

	December 31, 2019	December 31, 2018 (Restated)	December 31, 2017 (Restated)
Profit attributable from to ordinary equity holders for basic earnings—basic	1,316,341	975,448	551,021
Profit attributable from to ordinary equity holders for basic earnings—continued operation—basic	1,305,320	1,003,678	591,220
Effect of dilution:
Dilutive effect of subsidiary’s stock option plan	(5,714)	(2,882)	(1,352)
Profit attributable to ordinary equity holders adjusted for the effect of dilution	1,310,627	972,566	549,669

Profit attributable to ordinary equity holders adjusted for the effect of dilution—continued operation	1,299,606	1,000,796	589,868

Weighted-average number of shares outstanding ( in thousands of shares )
Basic	227,560	244,065	262,999
Dilutive effect of stock option plan	8,530	10,061	5,553

Diluted	236,090	254,126	268,552

Earnings per share
Earnings per share—basic	R$ 5.7850	R$ 3.9970	R$ 2.0950
Earnings per share—diluted	R$ 5.5510	R$ 4.1120	R$ 2.0470

Earnings per share—continued operation
Earnings per share—basic	R$ 5.7360	R$ 3.8270	R$ 2.2480
Earnings per share—diluted	R$ 5.5050	R$ 3.9500	R$ 2.1960

The
non-controlling
interests of the indirect subsidiary Brado Logística S.A. (“Brado”) have the right to exercise a liquidity option provided for in the shareholders’ agreement signed on August 5, 2013. This option would exchange all Brado shares held by such minority shareholders by shares of Rumo. The exchange ratio shall take into account the economic value for both Brado and Rumo shares. At the Company’s exclusive discretion, an equivalent cash payment is also possible.